Capital Disclosures (Tables)	12 Months Ended
Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of detailed information about capital

	2020	2019
Long-term debt, net (1)	$21,269	$20,843
Total shareholders’ equity	$32,380	$34,991
Debt to book capitalization	40%	37%
(1)Includes the current portion of long-term debt, net of cash and cash equivalents.